Annual Fund Operating Expenses - AIG International Dividend Strategy Fund	Jan. 28, 2021
Class A
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.35%
Other Expenses	0.79%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	2.14%
Fee Waivers and/or Expense Reimbursements	0.24%	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.90%	[1],[2]
Class C
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.27%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	3.27%
Fee Waivers and/or Expense Reimbursements	0.72%	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	2.55%	[1],[2]
Class W
Operating Expenses:
Management Fees	1.00%
Other Expenses	2.50%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	3.50%
Fee Waivers and/or Expense Reimbursements	1.80%	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.70%	[1],[2]

[1]	Any contractual waivers and/or reimbursements made by SunAmerica pursuant to the Expense Limitation Agreement are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the limitation in effect at the time the waivers and/or reimbursements occurred or (b) the current expense limitation of that share class.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.90%, 2.55% and 1.70% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses”shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees (the “Board”), including a majority of the trustees of the Board who are not “interested persons” of SunAmerica Equity Funds as defined in the Investment Company Act of 1940, as amended.